Goodwill and Finite-Life Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Finite-Life Intangible Assets

5. Goodwill and Finite-Life Intangible Assets

Goodwill

The changes in the carrying amount of goodwill is as follows (in thousands):

	December 31,
	2017	2016	2015
Balance at beginning of period	$258,570	$244,351	$220,966
Acquisitions	74,671	—	23,385
Measurement period adjustments	—	14,219	—
Other	(1,785)	—	—

Balance at end of period	$331,456	$258,570	$244,351

During the year ended December 31, 2016, goodwill increased by $14,219,000 associated with measurement period adjustments to acquisitions made in 2015. During the year ended December 31, 2017, goodwill increased by $74,671,000 associated with acquisitions made in 2017 including measurement period adjustments for those acquisitions. Measurement period adjustments were recorded prospectively under ASU 2015-16. See Note 2—Business Acquisitions for further discussion.

Finite-life Intangibles

In connection with business acquisitions the Company acquired certain customer relationships, trademarks, noncompetition agreements, and internally developed software. The Company’s management determined, based upon information available at the time of acquisition and on certain assumptions as to future operations and market considerations, the values of the finite-life intangibles as follows: trademarks, using the relief from royalty method; and customer relationships, noncompetition agreements and internally developed software using, in part, a discounted cash flow method. The amortization periods were estimated by management, considering both the economic and legal lives, as well as the expected period of benefit.

Finite-life intangible assets consist of the following (in thousands):

			Useful Life (Years)	Weighted-Average Remaining Life (Years)(1)

	December 31,
	2017	2016
Customer relationships	$208,451	$147,617	5-10	5.4
Trademarks	38,546	35,878	2-10	6.0
Noncompetition agreements	6,241	4,276	1-5	4.4
Internally developed software	541	541	10	6.8

	253,779	188,312
Less accumulated amortization	(80,137)	(53,692)

Finite-life intangibles, net	$173,642	$134,620

(1)	As of December 31, 2017

During the years ended December 31, 2017, 2016 and 2015, aggregate amortization expense was $26,445,000, $22,456,000, and $20,247,000, respectively. Based on the recorded intangible assets at December 31, 2017, estimated amortization expense is expected to be as follows (in thousands):

Years Ending December 31,
2018	$34,747
2019	34,535
2020	31,190
2021	28,062
2022	23,869
2023 and thereafter	21,239

Total	$173,642